FI - Difference between fair value and unpaid principle balances (Details 9) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Cash and Due from Banks	SFr 212	SFr 200
Interest-bearing deposits with banks	0	26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	87,331
Loans	15,307	19,528
Other assets	9,018	9,383
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(15,262)	(19,634)
Short-term borrowings	(11,019)	(4,061)
Long-term debt	(63,628)	(72,868)
Other liabilities	(8,624)	(9,493)
Aggregate fair value
Loans
Non-interest-earning loans	708	1,276
Financial instruments
Interest-bearing deposits with banks	0	26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	87,331
Loans	15,307	19,528
Other assets	8,468	8,369
Due to banks and customer deposits	(907)	(1,120)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(15,262)	(19,634)
Short-term borrowings	(11,019)	(4,061)
Long-term debt	(63,628)	(72,868)
Other liabilities	(661)	(727)
Aggregate unpaid principal
Loans
Non-interest-earning loans	3,375	4,495
Financial instruments
Interest-bearing deposits with banks	0	25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	76,643	87,208
Loans	15,372	20,144
Other assets	10,910	11,296
Due to banks and customer deposits	(861)	(1,059)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(15,180)	(19,638)
Short-term borrowings	(11,104)	(4,017)
Long-term debt	(63,759)	(76,123)
Other liabilities	(1,716)	(2,331)
Difference
Loans
Non-interest-earning loans, Difference	(2,667)	(3,219)
Financial instruments
Interest-bearing deposits with banks	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	855	123
Loans	(65)	(616)
Other assets	(2,442)	(2,927)
Due to banks and customer deposits	(46)	(61)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(82)	4
Short-term borrowings	85	(44)
Long-term debt	131	3,255
Other liabilities	1,055	1,604
Bank
Financial instruments
Cash and Due from Banks	212	208
Interest-bearing deposits with banks	0	26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	87,331
Loans	15,307	19,528
Other assets	9,018	9,420
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(15,262)	(19,634)
Short-term borrowings	(11,019)	(4,061)
Long-term debt	(62,622)	(71,970)
Other liabilities	(8,590)	(9,557)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	708	1,276
Financial instruments
Interest-bearing deposits with banks	0	26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	87,331
Loans	15,307	19,528
Other assets	8,468	8,369
Due to banks and customer deposits	(907)	(1,120)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(15,262)	(19,634)
Short-term borrowings	(11,019)	(4,061)
Long-term debt	(62,622)	(71,970)
Other liabilities	(661)	(727)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	3,375	4,495
Financial instruments
Interest-bearing deposits with banks	0	25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	76,643	87,208
Loans	15,372	20,144
Other assets	10,910	11,296
Due to banks and customer deposits	(861)	(1,059)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(15,180)	(19,638)
Short-term borrowings	(11,104)	(4,017)
Long-term debt	(62,813)	(75,106)
Other liabilities	(1,716)	(2,331)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(2,667)	(3,219)
Financial instruments
Interest-bearing deposits with banks	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	855	123
Loans	(65)	(616)
Other assets	(2,442)	(2,927)
Due to banks and customer deposits	(46)	(61)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(82)	4
Short-term borrowings	85	(44)
Long-term debt	191	3,136
Other liabilities	SFr 1,055	SFr 1,604